Interim condensed consolidated statement of cash flows - RUB (₽) ₽ in Millions	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Cash flows from operating activities
Profit before tax	₽ 5,414	₽ 3,443
Adjustments to reconcile profit before tax to net cash flows (used in) / generated from operating activities
Depreciation and amortization	1,079	623
Foreign exchange loss/(gain), net	149	(187)
Interest income, net	(2,113)	(1,038)
Credit loss expense	460	361
Share of (gain)/loss of an associate and a joint venture	(78)	19
Share-based payments	391	519
Loss from initial recognition	151	103
Impairment of non-current assets	526	23
Other	65	66
Operating profit before changes in working capital	6,044	3,932
Decrease in trade and other receivables	1,355	335
(Increase)/decrease in other assets	9	(316)
Increase in customer accounts and amounts due to banks	157	8,725
Increase/(decrease) in accounts payable and accruals	(5,638)	742
Increase in loans issued from banking operations	(1,387)	(3,200)
Cash received from operations	540	10,218
Interest received	2,615	871
Interest paid	(109)	(78)
Income tax paid	(1,266)	(476)
Net cash flow received from operating activities	1,780	10,535
Cash flows used in investing activities
Cash inflow from business combination		234
Cash investment in associate and joint control companies	(200)	(21)
Purchase of property and equipment	(594)	(564)
Purchase of intangible assets	(235)	(247)
Proceeds from sale of fixed and intangible assets	173
Loans issued	(353)	(135)
Repayment of loans issued	33	3
Purchase of debt securities and funds depositing	(3,686)	(810)
Proceeds from sale and redemption of debt instruments	1,412	672
Net cash flow used in investing activities	(3,450)	(868)
Cash flows used in financing activities
Repayment of borrowings and lease liabilities	(371)
Dividends paid to owners of the Group	(2,278)
Dividends paid to non-controlling shareholders	(39)	(27)
Net cash flow used in financing activities	(2,688)	(27)
Effect of exchange rate changes on cash and cash equivalents	(819)	813
Effect of change in expected credit loss on cash and cash equivalents		(7)
Net increase/(decrease) in cash and cash equivalents	(5,177)	10,446
Cash and cash equivalents at the beginning of the period	40,966	18,435
Cash and cash equivalents at the end of the period	₽ 35,789	₽ 28,881